111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

HARBOR STRATEGIC GROWTH FUND
Supplement to Statement of Additional Information dated March 1, 2017

Effective June 1, 2017 the Fund Officers table on page 22 of the Statement of Additional Information is hereby deleted and replaced with the following:
Name (Age) Position(s) with Fund Address	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (42) ....................... Chief Compliance Officer; Vice President and Secretary; AML Compliance Officer	Since 2017; Since 2007; Since 2010	Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; and Assistant Secretary (2014-Present), Harbor Services Group, Inc.
Anmarie S. Kolinski (45) .......... Treasurer	Since 2007	Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; and Chief Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.
Brian L. Collins (48) .................. Vice President	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.
Charles P. Ragusa (58) ............. Vice President	Since 2007	Executive Vice President (2007-Present), Harbor Capital Advisors, Inc.; President (2007-Present), Harbor Services Group, Inc.; and Executive Vice President and AML Compliance Officer (2007-Present) and OFAC Officer (2015-Present), Harbor Funds Distributors, Inc.
Jodie L. Crotteau (45) ............... Assistant Secretary	Since 2014	Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance Officer and Secretary (2017-present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Assistant Secretary (2016-present), Harbor Funds Distributors, Inc.; Vice President and Chief Compliance Officer, Grosvenor Registered Funds (2011-2014); and Vice President, Grosvenor Capital Management, L.P. (2010-2014).
John M. Paral (48) .................... Assistant Treasurer	Since 2013	Vice President (2012-Present) and Financial Reporting Manager (2007-Present), Harbor Capital Advisors, Inc.

[1]	Each Officer is elected annually.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.
Investors Should Retain This Supplement For Future Reference
S0301.SAI.SA.0601
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